Intangible Assets, Net - Amortization Expense and Future Amortization (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Intangible Assets, Net
Amortization expense	$ 696,102	¥ 4,828,862	¥ 6,658,821	¥ 6,658,690
Production license
Intangible Assets, Net
Amortization expense	$ 287,773	1,996,285	3,826,243	3,826,243
Provision for impairment loss charged		¥ 0	¥ 0	¥ 0